Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Accounts receivable	870,154	564,772	413,389
Less: allowance for credit losses	(284,542)	(320,593)	(234,660)
	585,612	244,179	178,729

Schedule of movements of allowance for doubtful accounts

Movements of allowance for doubtful accounts are as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	USD

Allowance for credit losses, beginning of the year	143,426	284,542	208,273
Addition	141,116	36,051	26,387
Allowance for credit losses, ending of the year	284,542	320,593	234,660